Financial instruments (Details 3) - USD ($) $ in Millions	3 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Transfers out of Level 3 of fair value hierarchy, assets	$ 26
Financial liabilities, at fair value	27,700	$ 23,700
Financial liabilities	25,200	$ 22,200
Alcon [member]
Disclosure of detailed information about borrowings [line items]
Gain (loss) on sale of other financial assets	16
Fair value of other financial assets sold	$ 287